IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 639,407	$ 635,107
Securities received as collateral from securities financing and derivative transactions	332,737	351,895
Total liquid assets	972,144	987,002
Encumbered liquid assets	391,783	403,935
Unencumbered liquid assets	580,361	583,067
Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	152,490	155,500
Securities received as collateral from securities financing and derivative transactions	111,710	128,048
Total liquid assets	264,200	283,548
Encumbered liquid assets	114,548	124,734
Unencumbered liquid assets	149,652	158,814
Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	486,917	479,607
Securities received as collateral from securities financing and derivative transactions	221,027	223,847
Total liquid assets	707,944	703,454
Encumbered liquid assets	277,235	279,201
Unencumbered liquid assets	430,709	$ 424,253
Cash and central bank reserves [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	15,468
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	15,468
Encumbered liquid assets	1,512
Unencumbered liquid assets	13,956
Cash and central bank reserves [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	86,866
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	86,866
Encumbered liquid assets	167
Unencumbered liquid assets	86,699
Obligations of government, federal agencies, public sector entities and multilateral development banks [Member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	110,878
Securities received as collateral from securities financing and derivative transactions	102,198
Total liquid assets	213,076
Encumbered liquid assets	84,292
Unencumbered liquid assets	128,784
Obligations of government, federal agencies, public sector entities and multilateral development banks [Member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	219,926
Securities received as collateral from securities financing and derivative transactions	141,965
Total liquid assets	361,891
Encumbered liquid assets	172,280
Unencumbered liquid assets	189,611
Equities [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	19,763
Securities received as collateral from securities financing and derivative transactions	3,116
Total liquid assets	22,879
Encumbered liquid assets	19,196
Unencumbered liquid assets	3,683
Equities [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	72,501
Securities received as collateral from securities financing and derivative transactions	54,546
Total liquid assets	127,047
Encumbered liquid assets	62,067
Unencumbered liquid assets	64,980
Other debt securities [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	6,381
Securities received as collateral from securities financing and derivative transactions	6,396
Total liquid assets	12,777
Encumbered liquid assets	9,548
Unencumbered liquid assets	3,229
Other debt securities [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	78,918
Securities received as collateral from securities financing and derivative transactions	21,705
Total liquid assets	100,623
Encumbered liquid assets	33,346
Unencumbered liquid assets	67,277
Other securities [Member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	0
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	0
Encumbered liquid assets	0
Unencumbered liquid assets	0
Other securities [Member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	28,706
Securities received as collateral from securities financing and derivative transactions	2,811
Total liquid assets	31,517
Encumbered liquid assets	9,375
Unencumbered liquid assets	$ 22,142